DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING - Red Rock Gathering Asset Disposition (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 02, 2019	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Proceeds from asset sale			$ 0	$ 89,461	$ 102,111	$ 496	$ 2,300
Long-lived asset impairment			$ 3,821	$ 44,951	$ 60,507	$ 7,186	$ 188,702
Red Rock Gathering Company LLC | Disposal, not discontinued operations | Purchase and Sale Agreement
Business Acquisition [Line Items]
Proceeds from asset sale		$ 12,000
Long-lived asset impairment	$ 14,200